STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2013
Outstanding Warrants to Purchase Shares of the Company’s Common Stock
The following schedule represents warrant activity for the year ended December 31, 2013:

	Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2013	1,733,599	$3.38
Cancelled	(1,733,599)	3.38
Assumed from merger	81,237	63.33
Granted	251,044	2.27
Outstanding at December 31, 2013	332,281	$17.20

Stock Options
Stock Options, Valuation Assumptions
The following assumptions we used for stock options issued in the year ended December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012
Expected volatility	118%	100%
Expected term	0.1-7 years	5-7 years
Dividend yield	0%	0%
Risk-free interest rates	0.13-2.3%	0.63-1.34%

Employee Stock-based Compensation Costs
Employee stock-based compensation costs for the year ended December 31, 2013 and 2012 and for the cumulative period from July 5, 2005 (inception) through December 31, 2013, are as follows:

			Period from
			July 5, 2005 (inception)
	Year ended December 31,		through
	2013	2012	December 31, 2013

General and administrative	$263,593	$332,347	$666,123

Information about Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

Shares Outstanding
Range of Ex. Prices	Shares Outstanding	WA Term (yrs.)	WA Exercise Price
$0.16 - $0.19	100,627	4.80	$0.17
$0.30 - $0.37	4,709,838	8.36	$0.36
$0.87	56,021	4.95	$0.87
$18.50 - $28.50	10,330	1.89	$23.43
$34.00 - $44.50	11,703	0.59	$43.60
	4,888,519	8.22	$0.51

Shares Exercisable
Range of Ex. Prices	Shares Exercisable	WA Term (yrs.)	WA Exercise Price
$0.16 - $0.19	96,487	4.71	$0.17
$0.30 - $0.37	2,360,885	8.08	$0.37
$0.87	56,021	4.95	$0.87
$18.50 - $28.50	10,330	1.89	$23.43
$34.00 - $44.50	11,703	0.59	$43.60
	2,535,426	7.83	$0.67

Schedule of Summarizing Stock Option Activity
The following is a schedule summarizing stock option activity for the year ended December 31, 2013:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2013	3,679,814	$0.37
Granted	1,186,672	0.31
Assumed from merger	22,033	34.15
Exercised	-	-
Outstanding at December 31, 2013	4,888,519	$0.51
Exercisable at December 31, 2013	2,535,426	$0.67